VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International Small Cap Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated April 7, 2017

to the Funds’ current Prospectuses and Summary Prospectuses each dated February 28, 2017

(each a “Prospectus” and collectively the “Prospectuses”)

On March 9, 2017, the Funds’ Board of Trustees (“Board”) approved a change to reflect that Voya Investments, LLC, an investment adviser for each Fund, may, from time to time, directly manage a portion of each Fund’s investment portfolio effective April 3, 2017. In addition, effective March 1, 2017, Joyce Weng was added as a portfolio manager for Voya Multi-Manager Emerging Markets Equity Fund managing the assets allocated to J.P.Morgan Investment Management Inc.

Effective immediately, the Prospectuses for the Funds are revised as follows:

1.	Voya Multi-Manager Emerging Markets Equity Fund

a.	The following paragraph is added after the sixth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

b.	The last sentence of the seventh paragraph is deleted and replaced with the following:

The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

c.	The section entitled “Portfolio Management” of the Fund’s Prospectuses is deleted and replaced with the following:

Investment Adviser
Voya Investments, LLC
Portfolio Managers
Jody Hrazanek	Halvard Kvaale, CIMA
Portfolio Manager (since 04/17)	Portfolio Manager (since 04/17)
Sub-Adviser
Delaware Investment Fund Advisers
Portfolio Manager
Liu-Er Chen, CFA
Portfolio Manager (since 10/11)
Sub-Adviser
J.P.Morgan Investment Management Inc.
Portfolio Managers
Anuj Arora	George Iwanicki, Jr
Portfolio Manager (since 10/11)	Portfolio Manager (since 10/11)
Joyce Weng

Portfolio Manager (since 03/17)
Sub-Adviser
Van Eck Associates Corporation
Portfolio Managers
David A. Semple	Angus Shillington
Portfolio Manager (since 08/15)	Assistant Portfolio Manager (since 08/15)

2.	Voya Multi-Manager International Equity Fund

a.	The following paragraph is added after the third paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

b.	The fourth paragraph is deleted and replaced with the following:

Baillie Gifford Overseas Limited (“BG Overseas”), Lazard Asset Management LLC (“Lazard”), Polaris Capital Management, LLC (“Polaris”) and Wellington Management Company LLP (“Wellington Management”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

c.	The sub-section entitled “Portfolio Management – Investment Adviser” of the Fund’s Prospectuses is deleted and replaced with the following:

Investment Adviser
Voya Investments, LLC
Portfolio Managers
Jody Hrazanek	Halvard Kvaale, CIMA
Portfolio Manager (since 04/17)	Portfolio Manager (since 04/17)

3.	Voya Multi-Manager International Factors Fund

a.	The following paragraph is added after the third paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

b.	The last sentence of the fourth paragraph is deleted and replaced with the following:

The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

2

c.	The sub-section entitled “Portfolio Management – Investment Adviser” of the Fund’s Prospectuses is deleted and replaced with the following:

Investment Adviser
Voya Investments, LLC
Portfolio Managers
Jody Hrazanek	Halvard Kvaale, CIMA
Portfolio Manager (since 04/17)	Portfolio Manager (since 04/17)

4.	Voya Multi-Manager International Small Cap Fund

a.	The following paragraph is added after the fourth paragraph in the section entitled “Principal Investment Strategies” of the Fund’s Prospectuses:

Voya Investments, LLC (the “Investment Adviser”) allocates the Fund’s assets to different sub-advisers. The Investment Adviser may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies. The Investment Adviser may invest in futures and exchange-traded funds to implement its investment process.

b.	The last sentence of the fifth paragraph is deleted and replaced with the following:

The Investment Adviser will determine the amount of Fund assets allocated to each Sub-Adviser.

c.	The sub-section entitled “Portfolio Management – Investment Adviser” of the Fund’s Prospectuses is deleted and replaced with the following:

Investment Adviser
Voya Investments, LLC
Portfolio Managers
Jody Hrazanek	Halvard Kvaale, CIMA
Portfolio Manager (since 04/17)	Portfolio Manager (since 04/17)

5.	The following subsection is included in the section entitled “Key Fund Information” of the Funds’ Prospectus:

Conflicts of Interest - Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, Voya Multi-Manager International Factors Fund, and Voya Multi-Manager International Small Cap Fund

The Adviser allocates each Fund’s assets to different sub-advisers, including an affiliated sub-adviser. In addition, the Adviser may, from time to time, directly manage a portion of each Fund’s assets to seek to manage a Fund’s overall risk exposure to achieve the desired risk/return profile and to effect a Fund’s investment strategies. The Adviser is subject to conflicts of interest when it allocates assets to itself or to an affiliated sub-adviser because the Adviser would earn higher net advisory fees (the advisory fee received less any sub-advisory fee paid and fee waivers and expense subsidies) since the entire advisory fee relating to such allocated assets is retained by a Voya company.

The Adviser has a fiduciary duty to each Fund and is legally obligated to act in a Fund’s best interest when allocating a Fund’s assets to a sub-adviser. The Adviser has developed an investment process that it believes will ensure each Fund is managed in the best interest of the shareholders of each Fund.

3

6.	The subsection entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager Emerging Markets Equity Fund – The Multi-Manager Approach” of the Fund’s Prospectus is deleted and replaced with the following:

Voya Multi-Manager Emerging Markets Equity Fund

The Multi-Manager Approach

Voya Investments, the Adviser, allocates the Fund’s assets to the different sub-advisers. Voya Investments may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies.

Delaware Investments Fund Advisers, J.P.Morgan Investment Management Inc., and Van Eck Associates Corporation are the sub-advisers of the Fund. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser may change the allocation of the Fund’s assets between the sub-advisers as it determines necessary to pursue the Fund’s investment objective.

The Adviser will determine what it believes to be the optimal allocation of the assets under management among the three sub-advisers. Subsequent inflows and outflows will be allocated between the three sub-advisers to maintain this allocation.

The Investment Adviser

Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Fund. Voya Investments has overall responsibility for the management of the Fund. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser. Voya Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2016, Voya Investments managed approximately $49.7 billion in assets.

The following individuals are jointly responsible for the day-to-day management of the Fund’s assets allocated to Voya Investments.

Jody Hrazanek, Portfolio Manager, is head of strategy design and implementation for Multi-Asset Strategies and Solutions at Voya IM and has been with Voya IM since 2006. Ms. Hrazanek is responsible for overseeing the portfolio implementation, strategy design and customized solutions teams for a variety of investment solutions including asset allocation, derivatives/financial engineering, risk management, portable alpha and structured products.

Halvard Kvaale, CIMA, Portfolio Manager, as well as Head of Voya IM’s Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with Voya Investments since August 2012. Prior to joining Voya Investments, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.

4

7.	The following paragraph is included at the end of the subsection entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager Emerging Markets Equity Fund – J.P.Morgan Investment Management Inc.:”

Joyce Weng, Vice President, CFA, and Portfolio Manager joined JPMorgan in 2010 and was on the U.S. Equity Behavioral Finance team from 2010 to 2011.

8.	The subsection entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager International Equity Fund – The Multi-Manager Approach” of the Fund’s Prospectus is deleted and replaced with the following:

Voya Multi-Manager International Equity Fund

The Multi-Manager Approach

Voya Investments, the Adviser, allocates the Fund’s assets to the different sub-advisers. Voya Investments may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies.

Baillie Gifford Overseas Limited, Lazard Asset Management LLC, Polaris Capital Management, LLC, and Wellington Management Company LLP are the sub-advisers of Voya Multi-Manager International Equity Fund. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser may change the allocation of the Fund’s assets between the sub-advisers as it determines necessary to pursue the Fund’s investment objective.

The Adviser will determine what it believes to be the optimal allocation of the assets under management between the four sub-advisers. Subsequent inflows and outflows will be allocated between the sub-advisers to maintain this allocation.

The Investment Adviser

Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Fund. Voya Investments has overall responsibility for the management of the Fund. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser. Voya Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2016, Voya Investments managed approximately $49.7 billion in assets.

The following individuals are jointly responsible for the day-to-day management of the Fund’s assets allocated to Voya Investments.

Jody Hrazanek, Portfolio Manager, is head of strategy design and implementation for Multi-Asset Strategies and Solutions at Voya IM and has been with Voya IM since 2006. Ms. Hrazanek is responsible for overseeing the portfolio implementation, strategy design and customized solutions teams for a variety of investment solutions including asset allocation, derivatives/financial engineering, risk management, portable alpha and structured products.

Halvard Kvaale, CIMA, Portfolio Manager, as well as Head of Voya IM’s Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with Voya Investments since August 2012. Prior to joining Voya Investments, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012,

5

most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.

9.	The subsection entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager International Factors Fund – The Multi-Manager Approach” of the Fund’s Prospectus is deleted and replaced with the following:

Voya Multi-Manager International Factors Fund

The Multi-Manager Approach

Voya Investments, the Adviser, allocates the Fund’s assets to the different sub-advisers. Voya Investments may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies.

PanAgora Asset Management, Inc. and Voya Investment Management Co. LLC are the sub-advisers of Voya Multi-Manager International Factors Fund. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser may change the allocation of the Fund’s assets between the sub-advisers as it determines necessary to pursue the Fund’s investment objective.

The Adviser will determine what it believes to be the optimal allocation of the assets under management between the four sub-advisers. Subsequent inflows and outflows will be allocated between the sub-advisers to maintain this allocation.

The Investment Adviser

Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Fund. Voya Investments has overall responsibility for the management of the Fund. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser. Voya Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2016, Voya Investments managed approximately $49.7 billion in assets.

The following individuals are jointly responsible for the day-to-day management of the Fund’s assets allocated to Voya Investments.

Jody Hrazanek, Portfolio Manager, is head of strategy design and implementation for Multi-Asset Strategies and Solutions at Voya IM and has been with Voya IM since 2006. Ms. Hrazanek is responsible for overseeing the portfolio implementation, strategy design and customized solutions teams for a variety of investment solutions including asset allocation, derivatives/financial engineering, risk management, portable alpha and structured products.

Halvard Kvaale, CIMA, Portfolio Manager, as well as Head of Voya IM’s Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with Voya Investments since August 2012. Prior to joining Voya Investments, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory

6

solutions at Deutsche Bank, and at Prudential Investments he managed the third party Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.

10.	The subsection entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager International Small Cap Fund – The Multi-Manager Approach” of the Fund’s Prospectus is deleted and replaced with the following:

Voya Multi-Manager International Small Cap Fund

The Multi-Manager Approach

Voya Investments, the Adviser, allocates the Fund’s assets to the different sub-advisers. Voya Investments may, from time to time, directly manage a portion of the Fund’s assets to seek to manage the Fund’s overall risk exposure to achieve the Fund’s desired risk/return profile and to effect the Fund’s investment strategies.

Acadian Asset Management LLC, Victory Capital Management Inc., and Wellington Management Company LLP are the sub-advisers of Voya Multi-Manager International Small Cap Fund. Each sub-adviser makes investment decisions for the assets it has been allocated to manage. The Adviser may change the allocation of the Fund’s assets between the sub-advisers as it determines necessary to pursue the Fund’s investment objective.

The Adviser will determine what it believes to be the optimal allocation of the assets under management between the four sub-advisers. Subsequent inflows and outflows will be allocated between the sub-advisers to maintain this allocation.

The Investment Adviser

Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Fund. Voya Investments has overall responsibility for the management of the Fund. Voya Investments oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser. Voya Investments’ principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2016, Voya Investments managed approximately $49.7 billion in assets.

The following individuals are jointly responsible for the day-to-day management of the Fund’s assets allocated to Voya Investments.

Jody Hrazanek, Portfolio Manager, is head of strategy design and implementation for Multi-Asset Strategies and Solutions at Voya IM and has been with Voya IM since 2006. Ms. Hrazanek is responsible for overseeing the portfolio implementation, strategy design and customized solutions teams for a variety of investment solutions including asset allocation, derivatives/financial engineering, risk management, portable alpha and structured products.

Halvard Kvaale, CIMA, Portfolio Manager, as well as Head of Voya IM’s Manager Research and Selection within the Multi-Asset Strategies and Solutions Group, has been with Voya Investments since August 2012. Prior to joining Voya Investments, Mr. Kvaale was with Morgan Stanley Smith Barney Consulting Group from 2006 to 2012, most recently as managing director and head of their portfolio advisory services group. Prior to that, he served as the head of global manager research and fee-based advisory solutions at Deutsche Bank, and at Prudential Investments he managed the third party

7

Consulting Programs as well as running the Investment Management Analysis Unit and the Senior Consulting Group.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

8

VOYA MUTUAL FUNDS

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International Small Cap Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated April 7, 2017

to the Funds’ current Statement of Additional Information (“SAI”)

dated February 28, 2017

On March 9, 2017, the Funds’ Board of Trustees (“Board”) approved a change to reflect that Voya Investments, LLC, an investment adviser for each Fund, may, from time to time, directly manage a portion of each Fund’s investment portfolio effective April 3, 2017. In addition, effective March 1, 2017, Joyce Weng was added as a portfolio manager for Voya Multi-Manager Emerging Markets Equity Fund managing the assets allocated to J.P.Morgan Investment Management Inc.

Effective immediately, the SAI for the Funds is revised as follows:

1.	The following subsection is included at the end of the section entitled “Adviser” of the Funds’ SAI:

Portfolio Management – Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, Voya Multi-Manager International Factors Fund, and Voya Multi-Manager International Small Cap Fund

Other Accounts Managed

The following table sets forth the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2016:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jody Hraznek	38	$7,029,319,568	0	$0	0	$0
Halvard Kvaale, CIMA	40	13,567,133,424	0	$0	0	$0

Potential Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Funds. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, the Funds have adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. The Funds have policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to a Fund.

Compensation

Compensation consists of: (i) a fixed base salary; (ii) a bonus, which is based on Voya performance, one-, three-, and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks, peer universe performance, and revenue growth and net cash flow growth (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) of the accounts they are responsible for; and (iii) long-term equity awards tied to the performance of our parent company, Voya Financial, Inc. and/or a notional investment in a pre-defined set of Voya sub-advised funds.

Portfolio managers are also eligible to receive an annual cash incentive award delivered in some combination of cash and a deferred award in the form of Voya stock. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas.

The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus benchmark and peer groups over one-, three-, and five-year periods; and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by each team. The results for overall scorecards are typically calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall Voya performance and 75% attributable to their specific team results (65% investment performance, 5% net cash flow, and 5% revenue growth).

2

Voya’s long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators and external market data, employees may be granted long-term awards. All senior investment professionals participate in the long-term compensation plan. Participants receive annual awards determined by the management committee based largely on investment performance and contribution to firm performance. Plan awards are based on the current year’s performance as defined by the investment management component of the annual incentive plan. Awards typically include a combination of performance shares, which vest ratably over a three-year period, and Voya restricted stock and/or a notional investment in a predefined set of Voya sub-advised funds, each subject to a three-year cliff-vesting schedule.

If a portfolio manager’s base salary compensation exceeds a particular threshold, he or she may participate in Voya’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, Voya stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Ownership of Securities

The following table shows the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of December 31, 2016, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Voya Multi-Manager Emerging Markets Equity Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Jody Hraznek	$10,001 – $50,000
Halvard Kvaale, CIMA	$10,001 – $50,000

Voya Multi-Manager International Equity Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Jody Hraznek	None
Halvard Kvaale, CIMA	None

Voya Multi-Manager International Factors Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Jody Hraznek	None
Halvard Kvaale, CIMA	None

Voya Multi-Manager International Small Cap Fund

Portfolio Manager	Dollar Range of Fund Shares Owned
Jody Hraznek	None
Halvard Kvaale, CIMA	None

2.	The tables entitled Other Accounts Managed and Ownership of Securities in the subsection entitled “Sub-Adviser – Portfolio Managers – Multi-Manager Emerging Markets Equity Fund – JPMorgan” of the Fund’s SAI are hereby revised to include the following:
3

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joyce Weng	1	$44,027,000	0	$0	0	$0

Portfolio Manager	Dollar Range of Fund Shares Owned
Joyce Weng	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

4